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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ally Financial Inc.

Address: 200 Renaissance Center
         P.O. Box 200
         Detroit, MI 48265-2000

Form 13F File Number: 28-14534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Cathy L. Quenneville

Title:   Secretary

Phone:   313-656-6301


Signature, Place, and Date of Signing:

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
/s/ Cathy L. Quenneville       Detroit, Michigan           November 14, 2012
_______________________     ________________________    _______________________
      [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 103

Form 13F Information Table Value Total: 1,065,929
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number         Name

      01     28-14536                   Ally Insurance Holdings Inc.
      02     28-14535                   Motors Insurance Corporation

                                      2

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FORM 13F INFORMATION TABLE

                                                                   COLUMN 5
                                                               AMOUNT & TYPE OF
                                        COLUMN   COLUMN 4          SECURITY                                        COLUMN 8
                              COLUMN 2    3       MARKET    SHRS OR                   COLUMN 6  COLUMN 7            VOTING
COLUMN 1                      TITLE OF  CUSIP      VALUE      PRN                    INVESTMENT  OTHER             AUTHORITY
NAME OF ISSUER                 CLASS    NUMBER   (X$1,000)   AMNT    SH/PRN PUT/CALL DISCRETION MANAGERS   SOLE     SHARED   NONE
Abercrombie & Fitch Co.......   COM    002896207   2,201      64,900   SH             DEFINED     1         64,900
Adobe Systems Inc............   COM    00724F101   9,576     295,000   SH             DEFINED     2        295,000
Aetna Inc....................   COM    00817Y108   4,950     125,000   SH             DEFINED     1        125,000
Aflac Inc....................   COM    001055102  19,439     406,000   SH             DEFINED     1        406,000
Air Products & Chemicals
 Inc.........................   COM    009158106   4,962      60,000   SH             DEFINED     2         60,000
Allergan Inc/united States...   COM    018490102   5,037      55,000   SH             DEFINED     1         55,000
Altria Group Inc.............   COM    02209S103   5,009     150,000   SH             DEFINED     1        150,000
American Express Co..........   COM    025816109   5,117      90,000   SH             DEFINED     1         90,000
Analog Devices Inc...........   COM    032654105   5,016     128,000   SH             DEFINED     1        128,000
Apache Corp..................   COM    037411105  19,888     230,000   SH             DEFINED     1        230,000
Apple Inc....................   COM    037833100  29,359      44,000   SH             DEFINED     1         44,000
Autodesk Inc.................   COM    052769106   7,175     215,000   SH             DEFINED     1        215,000
Baidu Inc....................   COM    056752108   2,103      18,000   SH             DEFINED     1         18,000
Baker Hughes Inc.............   COM    057224107  13,569     300,000   SH             DEFINED     1        300,000
Baxter International Inc.....   COM    071813109   8,436     140,000   SH             DEFINED     1        140,000
Becton Dickinson And Co......   COM    075887109  15,084     192,000   SH             DEFINED     2        192,000
Bed Bath & Beyond Inc........   COM    075896100   5,985      95,000   SH             DEFINED     2         95,000
Blackrock Inc................   COM    09247X101  20,505     115,000   SH             DEFINED     1        115,000
Boeing Co/the................   COM    097023105  13,576     195,000   SH             DEFINED     1        195,000
Broadcom Corp................   COM    111320107  10,893     315,000   SH             DEFINED     1        315,000
Carnival Corp................   COM    143658300  23,504     645,000   SH             DEFINED     1        645,000
Ch Robinson Worldwide Inc....   COM    12541W209   9,192     157,000   SH             DEFINED     1        157,000
Cisco Systems Inc............   COM    17275R102  19,281   1,010,000   SH             DEFINED     1,2    1,010,000
Cliffs Natural Resources Inc.   COM    18683K101   4,891     125,000   SH             DEFINED     1        125,000
Coach Inc....................   COM    189754104   5,602     100,000   SH             DEFINED     1        100,000
Coca-cola Co/the.............   COM    191216100  10,051     265,000   SH             DEFINED     1        265,000
Conocophillips...............   COM    20825C104  10,578     185,000   SH             DEFINED     1        185,000
Cvs Caremark Corp............   COM    126650100   5,084     105,000   SH             DEFINED     1        105,000
Electronic Arts Inc..........   COM    285512109   1,904     150,000   SH             DEFINED     1        150,000
Eli Lilly & Co...............   COM    532457108   6,163     130,000   SH             DEFINED     1        130,000
Emc Corp/ma..................   COM    268648102  14,180     520,000   SH             DEFINED     1        520,000
Emerson Electric Co..........   COM    291011104  14,240     295,000   SH             DEFINED     1        295,000
Entergy Corp.................   COM    29364G103   4,830      69,700   SH             DEFINED     1         69,700
Exelon Corp..................   COM    30161N101   6,227     175,000   SH             DEFINED     2        175,000
Expeditors International Of
 Washington Inc..............   COM    302130109   7,454     205,000   SH             DEFINED     1        205,000
Facebook Inc.................   COM    30303M102   5,196     240,000   SH             DEFINED     1        240,000
Fastenal Co..................   COM    311900104   2,794      65,000   SH             DEFINED     1         65,000
Fedex Corp...................   COM    31428X106   9,139     108,000   SH             DEFINED     2        108,000
Franklin Resources Inc.......   COM    354613101   5,003      40,000   SH             DEFINED     1         40,000
Freeport-mcmoran Copper &
 Gold Inc....................   COM    35671D857  22,956     580,000   SH             DEFINED     1        580,000
General Dynamics Corp........   COM    369550108  14,546     220,000   SH             DEFINED     2        220,000
General Electric Co..........   COM    369604103   5,355     235,800   SH             DEFINED     1        235,800
General Mills Inc............   COM    370334104  10,361     260,000   SH             DEFINED     2        260,000
Glaxosmithkline Plc..........   COM    37733W105   5,179     112,000   SH             DEFINED     1        112,000
Goldman Sachs Group
 Inc/the.....................   ETF    38141G104  11,936     105,000   SH             DEFINED     1        105,000
Hess Corp....................   ETF    42809H107  19,608     365,000   SH             DEFINED     1        365,000
Hewlett-packard Co...........   ETF    428236103   9,383     550,000   SH             DEFINED     1,2      550,000
Intel Corp...................   ETF    458140100  18,031     795,000   SH             DEFINED     1,2      795,000
Ishares Ftse China 25 Index
 Fund........................   ETF    464287184   8,999     260,000   SH             DEFINED     1        260,000
Ishares Msci Brazil Index
 Fund........................   ETF    464286400   2,432      45,000   SH             DEFINED     1         45,000

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
Ishares Msci Chile Investable Market
 Index Fund.......................... COM 464286640  1,429    23,000 SH  DEFINED 1      23,000
Ishares Msci Emerging Markets Index
 Fund................................ COM 464287234 57,228 1,385,000 SH  DEFINED 1   1,385,000
Ishares Msci Taiwan Index Fund....... COM 464286731  4,476   335,000 SH  DEFINED 1     335,000
IVANS INC............................ COM 465991933    322    18,980 SH  DEFINED 2      18,980
Johnson & Johnson.................... COM 478160104 15,849   230,000 SH  DEFINED 2     230,000
Jpmorgan Chase & Co.................. COM 46625H100 25,502   630,000 SH  DEFINED 1,2   630,000
Kellogg Co........................... COM 487836108  5,166   100,000 SH  DEFINED 2     100,000
Kimberly-clark Corp.................. COM 494368103  2,573    30,000 SH  DEFINED 2      30,000
Kinder Morgan Inc/delaware........... COM 49456B101 10,656   300,000 SH  DEFINED 1     300,000
Kraft Foods Inc...................... COM 50075N104  5,376   130,000 SH  DEFINED 2     130,000
Lockheed Martin Corp................. COM 539830109  5,603    60,000 SH  DEFINED 1      60,000
Lowe's Cos Inc....................... COM 548661107 10,130   335,000 SH  DEFINED 1,2   335,000
Mcdonald's Corp...................... COM 580135101 11,010   120,000 SH  DEFINED 2     120,000
Medtronic Inc........................ COM 585055106  5,606   130,000 SH  DEFINED 1     130,000
Merck & Co Inc....................... COM 58933Y105  6,089   135,000 SH  DEFINED 1     135,000
Metlife Inc.......................... COM 59156R108 14,301   415,000 SH  DEFINED 1     415,000
Microsoft Corp....................... COM 594918104 21,442   720,000 SH  DEFINED 1,2   720,000
Molson Coors Brewing Co.............. COM 60871R209 11,488   255,000 SH  DEFINED 1     255,000
Morgan Stanley....................... COM 617446448 14,648   875,000 SH  DEFINED 1,2   875,000
Murphy Oil Corp...................... COM 626717102 16,375   305,000 SH  DEFINED 1     305,000
Newmont Mining Corp.................. COM 651639106 22,124   395,000 SH  DEFINED 1     395,000
Northern Trust Corp.................. COM 665859104 15,085   325,000 SH  DEFINED 1     325,000
Nyse Euronext........................ COM 629491101  4,536   184,000 SH  DEFINED 1     184,000
Oracle Corp.......................... COM 68389X105  9,919   315,000 SH  DEFINED 1     315,000
Paychex Inc.......................... COM 704326107 15,813   475,000 SH  DEFINED 1,2   475,000
Peabody Energy Corp.................. COM 704549104  5,015   225,000 SH  DEFINED 1     225,000
Pepsico Inc.......................... COM 713448108 15,216   215,000 SH  DEFINED 2     215,000
Petroleo Brasileiro Sa............... COM 71654V408  6,309   275,000 SH  DEFINED 1     275,000
PFIZER............................... COM 717081103  5,219   210,000 SH  DEFINED 2     210,000
Philip Morris International Inc...... COM 718172109  2,698    30,000 SH  DEFINED 2      30,000
Procter & Gamble Co/the.............. COM 742718109 10,404   150,000 SH  DEFINED 2     150,000
Prudential Financial Inc............. COM 744320102  2,726    50,000 SH  DEFINED 1      50,000
Qualcomm Inc......................... COM 747525103 16,872   270,000 SH  DEFINED 1     270,000
Rockwell Collins Inc................. COM 774341101 13,410   250,000 SH  DEFINED 1     250,000
Royal Dutch Shell Plc................ COM 780259206  4,777    68,825 SH  DEFINED 1      68,825
Schlumberger Ltd..................... COM 806857108 13,019   180,000 SH  DEFINED 1     180,000
Staples Inc.......................... COM 855030102  5,126   445,000 SH  DEFINED 1     445,000
Starbucks Corp....................... COM 855244109  8,222   162,000 SH  DEFINED 1     162,000
State Street Corp.................... COM 857477103 13,008   310,000 SH  DEFINED 1,2   310,000
Stryker Corp......................... COM 863667101 14,750   265,000 SH  DEFINED 1     265,000
Teva Pharmaceutical Industries Ltd... ADR 881624209 12,837   310,000 SH  DEFINED 1     310,000
Texas Instruments Inc................ COM 882508104  4,546   165,000 SH  DEFINED 1     165,000
Tiffany & Co......................... COM 886547108 12,376   200,000 SH  DEFINED 2     200,000
Total Sa............................. ADR 89151E109 18,537   370,000 SH  DEFINED 1     370,000
Transocean Ltd....................... COM B3KFWW1    5,162   115,000 SH  DEFINED 1     115,000
United Parcel Service Inc............ COM 911312106  5,010    70,000 SH  DEFINED 1      70,000
United Technologies Corp............. COM 913017109 10,099   129,000 SH  DEFINED 1     129,000
Vale Sa.............................. COM 91912E105  1,343    75,000 SH  DEFINED 1      75,000
Verizon Communications Inc........... COM 92343V104 10,937   240,000 SH  DEFINED 1     240,000
Walgreen Co.......................... ADR 931422109  5,102   140,000 SH  DEFINED 1     140,000
Wells Fargo & Co..................... COM 949746101  5,007   145,000 SH  DEFINED 1     145,000
Western Union Co/the................. COM 959802109 13,665   750,000 SH  DEFINED 1     750,000
Wynn Resorts Ltd..................... COM 983134107  9,812    85,000 SH  DEFINED 1      85,000